INVESTMENTS - Realized Gain On Sale Of Stock (Details) - EBP 1-4-1 Plan - GBP (£)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
EBP, Schedule of Asset Held for Investment [Line Items]
Proceeds on sale of shares	£ 9,199,906	£ 10,534,286	£ 8,244,518
Cost	(5,882,550)	(6,573,003)	(4,880,879)
Realized gain on shares sold	£ 3,317,355	£ 3,961,283	£ 3,363,639